Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	July 2013
Distribution Date	8/15/2013
Transaction Month	22
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		September 16, 2011
Closing Date:		October 5, 2011

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,109,375,752.57	63,426	4.38%	55.82
Original Adj. Pool Balance:		$1,085,695,587.42

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$230,000,000.00	20.732%	0.34292%		October 15, 2012
Class A-2 Notes	Fixed	$315,000,000.00	28.394%	0.62000%		July 15, 2014
Class A-3 Notes	Fixed	$270,000,000.00	24.338%	0.83000%		December 15, 2015
Class A-4 Notes	Fixed	$189,260,000.00	17.060%	1.30000%		February 15, 2018
Total Securities		$1,004,260,000.00	90.525%

Overcollateralization		$81,435,587.42	7.341%
YSOA		$23,680,165.15	2.135%
Total Original Pool Balance		$1,109,375,752.57	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$228,918,697.93	0.8478470	$206,752,031.41	0.7657483	$22,166,666.52
Class A-4 Notes	$189,260,000.00	1.0000000	$189,260,000.00	1.0000000	$-
Total Securities	$418,178,697.93	0.4164048	$396,012,031.41	0.3943322	$22,166,666.52

Weighted Avg. Coupon (WAC)	4.41%		4.42%
Weighted Avg. Remaining Maturity (WARM)	36.70		35.85
Pool Receivables Balance	$474,222,148.29		$448,669,913.30
Remaining Number of Receivables	43,594		42,527

Adjusted Pool Balance	$466,384,429.37		$441,337,348.56

III. COLLECTIONS

Principal:
Principal Collections	$24,964,531.89
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$427,307.76
Total Principal Collections	$25,391,839.65

Interest:
Interest Collections	$1,754,227.31
Late Fees & Other Charges	$44,267.87
Interest on Repurchase Principal	$-
Total Interest Collections	$1,798,495.18

Collection Account Interest	$1,108.75
Reserve Account Interest	$274.42
Servicer Advances	$-

Total Collections	$27,191,718.00

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Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	July 2013
Distribution Date	8/15/2013
Transaction Month	22
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections					$27,191,718.00
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$27,191,718.00
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$395,185.12		$395,185.12	$395,185.12
Collection Account Interest					$1,108.75
Late Fees & Other Charges					$44,267.87
Total due to Servicer					$440,561.74

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$158,335.43		$158,335.43
Class A-4 Notes		$205,031.67		$205,031.67

Total interest:		$363,367.10		$363,367.10	$363,367.10

Available Funds Remaining:					$26,387,789.16

3. Principal Distribution Amount:					$22,166,666.52

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$22,166,666.52
Class A-4 Notes				$-
Class A Notes Total:		22,166,666.52		$22,166,666.52
Total Noteholders Principal				$22,166,666.52

4. Required Deposit to Reserve Account					0.00

5. Trustee Expenses					0.00

6. Remaining Available Collections Released to Certificateholder					4,221,122.64

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$7,837,718.92
Beginning Period Amount	$7,837,718.92
Current Period Amortization	$505,154.18
Ending Period Required Amount	$7,332,564.74
Ending Period Amount	$7,332,564.74
Next Distribution Date Required Amount	$6,848,908.87

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,428,477.94
Beginning Period Amount	$5,428,477.94
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,428,477.94
Ending Period Amount	$5,428,477.94

VII. OVERCOLLATERALIZATION

Overcollateralization Target	11.50%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$48,205,731.44	$45,325,317.14	$45,325,317.14
Overcollateralization as a % of Adjusted Pool		10.34%	10.27%	10.27%

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Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	July 2013
Distribution Date	8/15/2013
Transaction Month	22
30/360 Days	30
Actual/360 Days	31

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.51%	41,894	97.99%	$439,649,822.72
30 - 60 Days	1.17%	498	1.59%	$7,137,361.52
61 - 90 Days	0.28%	117	0.37%	$1,648,743.73
91 + Days	0.04%	18	0.05%	$233,985.33
		42,527		$448,669,913.30
Total
Delinquent Receivables 61 + days past due	0.32%	135	0.42%	$1,882,729.06
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.29%	127	0.37%	$1,769,792.85
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.21%	93	0.28%	$1,399,998.03
Three-Month Average Delinquency Ratio	0.27%		0.36%

Repossession in Current Period		32		$463,397.96
Repossession Inventory		41		$309,062.08

Charge-Offs
Gross Principal of Charge-Off for Current Period				$587,703.10
Recoveries				$(427,307.76)
Net Charge-offs for Current Period				$160,395.34

Beginning Pool Balance for Current Period				$474,222,148.29

Net Loss Ratio				0.41%
Net Loss Ratio for 1st Preceding Collection Period				0.30%
Net Loss Ratio for 2nd Preceding Collection Period				0.64%
Three-Month Average Net Loss Ratio for Current Period				0.45%

Cumulative Net Losses for All Periods				$5,477,812.90
Cumulative Net Losses as a % of Initial Pool Balance				0.49%

Principal Balance of Extensions				$2,508,562.31
Number of Extensions				169

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